Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Hang Feng International Holdings Co., Limited [Member]
Related Party Transaction [Line Items]
Nature		Advance payments received
Relationship		Major Shareholder of Hang Feng
Related Party amount			$ 270,513
YEUNG Sing Yuet Sherry [Member]
Related Party Transaction [Line Items]
Nature	[1]	Loans*
Relationship	[1]	Director of Starchain
Related Party amount	[1]		704,728
Hang Feng International Holdings Co., Limited [Member]
Related Party Transaction [Line Items]
Nature	[2]	Payable for transfer of equity**
Relationship	[2]	Major Shareholder of Hang Feng
Related Party amount	[2]		65,700
Hang Feng International Holdings Co., Limited [Member]
Related Party Transaction [Line Items]
Nature	[1]	Loans*
Relationship	[1]	Major Shareholder of Hang Feng
Related Party amount	[1]		475,500
Hang Feng International Holdings Co., Limited [Member]
Related Party Transaction [Line Items]
Nature	[3]	Payment on behalf of the Company***
Relationship	[3]	Major Shareholder of Hang Feng
Related Party amount	[3]		117,023
Related Party [Member]
Related Party Transaction [Line Items]
Relationship
Related Party amount			1,362,951
Hang Feng International Holdings Co., Limited [Member]
Related Party Transaction [Line Items]
Nature		Revenue from services provided to related-party
Relationship		Major Shareholder of Hang Feng
Related Party amount		$ 79,946
Qian Fenglei [Member]
Related Party Transaction [Line Items]
Nature		Management consulting services
Relationship		Director and Chairman of the Board of Director
Related Party amount			279,943
Hang Feng International Holdings Co., Limited [Member]
Related Party Transaction [Line Items]
Nature		Management consulting services
Relationship		Major Shareholder of Hang Feng
Related Party amount		$ 721,877	499,897
Total management consulting services [Member]
Related Party Transaction [Line Items]
Related Party amount		$ 721,877	779,840
Hang Feng International Holdings Co., Limited [Member]
Related Party Transaction [Line Items]
Nature		Office rent
Relationship		Major Shareholder of Hang Feng
Related Party amount		$ 81,809	$ 16,350

[1]	Loans represent interest-free loans that have no specific repayment dates. The Company fully repaid the loan owed to YEUNG Sing Yuet Sherry on January 13, 2025. The Company fully repaid the loan owed to Hang Feng International Holdings Co., Limited on April 15, 2025.
[2]	Payable for transfer of equity represents the amount due to HF Holdings for the acquisition of Shine Property, which was paid on January 28, 2025 (See Note 3).
[3]	Balances represent the payments made by HF Holdings on behalf of the Company, which was paid on February 24, 2025.